Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Debt consists of the following (in thousands):

	December 31,
	2020	2019
Term loan:
Term Loan (due December 23, 2024)	$175,000	$175,000
Less: Unamortized discount and debt issuance costs	(895)	(1,087)
	$174,105	$173,913